Intellectual Property (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intellectual Property [Abstract]
Estimated useful lives	5 years	5 years
Amortization expense	$ 73,155	$ 97,540	$ 36,076